Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Guarantee on loans sold or serviced with credit recourse
Credit Recourse Agreements Reserve Table [Text Block]
	Years ended December 31,
(In thousands)	2018	2017
Balance as of beginning of period	$58,820	$54,489
Provision for recourse liability	12,200	20,446
Net charge-offs	(14,790)	(16,115)
Balance as of end of period	$56,230	$58,820

Banco Popular de Puerto Rico | Guarantee on loans sold or serviced with representation and warranties
Indemnifications and Representations and Warranties Table [Text Block]
	Years ended December 31,
(In thousands)	2018	2017
Balance as of beginning of period	$11,742	$10,936
Provision for representation and warranties	78	874
Net charge-offs	(983)	(68)
Balance as of end of period	$10,837	$11,742